Share-based payments -Summary of Stock options outstanding and vested (Detail) - Options [member] shares in Thousands	Oct. 31, 2019 CAD ($) shares yr
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	5,176,962
Weighted average contractual life remaining | yr	6.20
Weighted average exercise price | $	$ 97.82
Stock options vested, number outstanding | shares	2,290,139
Stock option vested, weighted average exercise price | $	$ 80.27
$11.00 - $55.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	299,179
Weighted average contractual life remaining | yr	2.72
Weighted average exercise price | $	$ 30.50
Stock options vested, number outstanding | shares	299,179
Stock option vested, weighted average exercise price | $	$ 30.50
$55.01 - $65.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	164,194
Weighted average contractual life remaining | yr	5.73
Weighted average exercise price | $	$ 60.23
Stock options vested, number outstanding | shares	164,194
Stock option vested, weighted average exercise price | $	$ 60.23
$65.01 - $75.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	235,996
Weighted average contractual life remaining | yr	1.77
Weighted average exercise price | $	$ 71.33
Stock options vested, number outstanding | shares	235,996
Stock option vested, weighted average exercise price | $	$ 71.33
$75.01 - $85.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	391,931
Weighted average contractual life remaining | yr	2.67
Weighted average exercise price | $	$ 79.75
Stock options vested, number outstanding | shares	391,931
Stock option vested, weighted average exercise price | $	$ 79.75
$85.01 - $95.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	392,973
Weighted average contractual life remaining | yr	4.29
Weighted average exercise price | $	$ 90.93
Stock options vested, number outstanding | shares	388,894
Stock option vested, weighted average exercise price | $	$ 90.94
$95.01 - $105.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	1,167,876
Weighted average contractual life remaining | yr	5.69
Weighted average exercise price | $	$ 99.65
Stock options vested, number outstanding | shares	809,945
Stock option vested, weighted average exercise price | $	$ 100.46
$105.01 - $115.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	1,783,985
Weighted average contractual life remaining | yr	8.15
Weighted average exercise price | $	$ 111.14
$115.01 – $125.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Stock options outstanding | shares	740,828
Weighted average contractual life remaining | yr	8.12
Weighted average exercise price | $	$ 120.02